BASIS OF PRESENTATION (Details Narrative) - USD ($)	12 Months Ended
	May 31, 2024	May 31, 2023
Accounting Policies [Abstract]
Net loss	$ 614,405	$ 1,318,431
Net cash used in operating activities	$ 308,914	$ 207,345